Fair Value Measurements and Hedging	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging

20.       Fair Value Measurements and Hedging:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

Fair value on a recurring basis:

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.

As of December 2019, the Company had no interest rate swaps open positions.

During the year ended December 31, 2020, the Company entered into various interest rate swaps with ING Bank N.V (“ING”), DNB Bank ASA (“DNB”), Skandinaviska Enskilda Banken AB (“SEB”), Citibank Europe PLC (“Citi”), Piraeus Bank and Alpha Bank to convert a portion of its debt from floating to fixed rate. The following table summarizes the interest rate swaps in place as of December 31, 2020.

Counterparty	Trading Date	Inception	Maturity	Fixed Interest Rate	Notional amount as of inception	Notional amount as of December 31, 2020
ING	Mar-20	29 March 2020	29 March 2026	0.7000%	$ 29,960	$ 28,355
DNB	Mar-20	30 March 2020	28 September 2023	0.6370%	$ 128,913	$ 74,442
SEB	Mar-20	30 March 2020	28 September 2023	0.6320%	$ 51,565	$ 29,819
ING	Mar-20	2 April 2020	2 October 2025	0.7000%	$ 39,375	$ 37,500
ING	Mar-20	3 April 2020	3 April 2023	0.6750%	$ 16,157	$ 15,536
SEB	Mar-20	30 April 2020	30 January 2025	0.7270%	$ 58,885	$ 56,179
Citi	Jun-20	30 July 2020	18 October 2023	0.3300%	$ 104,450	$ 100,800
Citi	Jun-20	10 August 2020	10 May 2024	0.3510%	$ 56,075	$ 54,777
Citi	Jun-20	22 June 2020	20 December 2023	0.3380%	$ 94,538	$ 87,878
Citi	Jun-20	29 June 2020	28 August 2023	0.3280%	$ 56,915	$ 52,635
Citi	Jun-20	21 July 2020	21 July 2023	0.3250%	$ 99,816	$ 97,598
Citi	Jun-20	28 August 2020	28 May 2024	0.3520%	$ 31,350	$ 30,620
Citi	Jun-20	1 September 2020	1 March 2024	0.3430%	$ 33,390	$ 32,772
ING July 20	Jul-20	6 July 2020	6 July 2026	0.3700%	$ 70,000	$ 67,083
Pireaus Bank	Jul-20	6 July 2020	6 July 2025	0.3880%	$ 50,350	$ 49,250
Alpha Bank	Aug-20	6 July 2020	7 July 2025	0.3200%	$ 35,000	$ 34,000

The above interest rate swaps were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the year ended December 31, 2020.

A loss of approximately $2,008 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the years ended December 31, 2018, 2019 and 2020, the Company entered into a certain number of FFAs and options for FFAs on the Capesize, Panamax and Supramax indices. The results of the Company’s FFAs during the years ended December 31, 2018, 2019 and 2020 and the valuation of the Company’s open position as at December 31, 2019 and 2020 are presented in the tables below.

During the years ended December 31, 2018, 2019 and 2020, the Company entered into a certain number of bunker swaps. The results of the Company’s bunker swaps during the years ended December 31, 2018, 2019 and 2020 and the valuation of the Company’s open position as at December 31, 2019 and 2020 are presented in the tables below.

The amount of Gain/(loss) on interest rate swaps, net, Gain/(loss) on forward freight agreements and bunker swaps, net recognized in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2018	2019	2020
Consolidated Statement of Operations
Gain/(loss) on interest rate swaps, net
Unrealized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	$140	$-	$-
Realized gain/(loss) after de-designation of accounting hedging relationship (April 1, 2015)	(141)	-	-
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	708	-	-
Total Gain/(loss) on interest rate swaps, net	$707	$-	$-

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	3	-	(848)
Total Gain/(loss) recognized	$3	$-	$(848)

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(599)	6,043	(5,995)
Realized gain/(loss) on bunker swaps	1,491	(1,386)	20,856
Unrealized gain/(loss) on forward freight agreements and freight options	520	(321)	(430)
Unrealized gain/(loss) on bunker swaps	(1,859)	75	1,725
Total Gain/(loss) recognized	$(447)	$4,411	$16,156

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2019 and 2020, based on Level 1 quoted market prices in active markets.

		Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2019		December 31, 2020
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Freight derivatives - current	Derivatives, current asset portion	216	—	—	-
Total		$ 216	—	—	-
LIABILITIES
Freight derivatives - current	Derivatives, current liability portion	$ -	-	$ 212	-
Bunker swaps - current	Derivatives, current liability portion	1,724	—	—	-
Total		$1,724	-	$ 212	-

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2019 and 2020 amounted to $407 and $895, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of December 31, 2020, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility, measured through level 2 inputs (such as interest rate curves) is $53,973, which is $1,088 higher than the loan’s book value of $52,885.

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2019 and 2020, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2019		December 31, 2020
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$ -	-	$ -	1,727
Interest rate swaps - non-current	Derivatives, non-current liability portion	$ -	-	$ -	2,265
Total		$ -	-	$ -	3,992

The 2022 Notes have a fixed rate, and their estimated fair value as of December 31, 2019 and 2020, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKZ), was approximately $51,360 and $51,280, respectively.

Fair value hedge designation

In order to mitigate its exposure to the foreign currency risk arising from its commitments in connection with its vessels’ scrubber retrofitting program, denominated in Euro, in early April 2018 the Company converted some of its cash held in US dollars to Euro in an amount sufficient to cover 100% of its fixed orders and approximately 50% of its then optional orders with respect to the scrubber retrofitting program. During the fourth quarter of 2018 an additional amount of cash in USD was converted to Euro with the total amount of Euro converted being approximately €70.8 million, of which approximately €20.5 million was related to the fixed orders at the time of designation. This amount was held until the payments under the contracts for scrubbers (or “unrecognized firm commitment”) were made. The Euro conversions corresponding to the fixed orders at that time were designated, on April 3, 2018, as a fair value hedge with the portion of the unrecognized firm commitment corresponding to the fixed orders being the “hedged item” and the Euro deposits corresponding to the fixed orders being the “Hedging Instrument”. Because the critical terms (currency, timing, and notional amounts) of the hedged item and the hedging instrument matched in all material respects, the hedge was considered to highly offset changes in the fair value of the unrecognized firm commitment attributable to changes in the USD/Euro exchange rates. The foreign exchange loss recognized from the re-measurement of the total Euro conversions discussed above during the year ended December 31, 2018 was $3,159 and is included in “Interest and other income/(loss)” in the consolidated statement of operations. The cumulative amount of fair value hedging adjustment that was attributable to the aforementioned hedge during the year ended December 31, 2018 was $1,609 and is reflected within “Vessels and other fixed assets, net”, in the consolidated balance sheet, following the recognition of the corresponding firm commitment during the year. The corresponding gain of $1,609 recognized from April 3, 2018 to December 31, 2018 is recorded within “Interest and other income/(loss)” in the consolidated statement of operations. The ineffective portion of the aforementioned hedge as of December 31, 2018 was $39 and is reflected within “Interest and other income/(loss)” in the consolidated statement of operations. As of December 31, 2018, the entire amount of €20.5 million Euro conversions associated with this hedging relationship had been used and no such hedging relationship was designated in 2019 and 2020.

Fair value on a nonrecurring basis

The Company reviewed, in 2018, 2019 and 2020 the recoverability of the carrying amount of its vessels.

During 2018 and 2019, the Company recognized impairment losses of $17,784 and $3,411, respectively, related to the agreed and intended sale of certain operating vessels. The carrying value of the respective vessels was written down to the fair value as determined by reference to their agreed or negotiated sale prices (Level 2).

The following table summarizes the valuation of these assets measured at fair value on a non-recurring basis as of December 31, 2018:

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Held for sale	$ -	$ 5,949	$ -	$ 1,606
Vessels, net	$ -	$ 14,893	$ -	$ 16,178
TOTAL	$ -	$ 20,842	$ -	$ 17,784

The table following table summarizes the valuation of these assets measured at fair value on a non-recurring basis as of December 31, 2019:

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$ -	$ 24,475	$ -	$ 3,411
TOTAL	$ -	$ 24,475	$ -	$ 3,411

The Company’s impairment analysis as of December 31, 2020, indicated that the carrying amount of the Company’s vessels, was recoverable, and therefore, the Company concluded that no impairment charge was necessary.